UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA CAPITAL GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2004



[LOGO OF USAA]
   USAA(R)

                   USAA CAPITAL
                         GROWTH Fund

                             [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                              2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                              5

FINANCIAL INFORMATION

   Portfolio of Investments                                            12

   Notes to Portfolio of Investments                                   20

   Financial Statements                                                21

   Notes to Financial Statements                                       24

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                         THE UNCERTAINTY ABOUT THE TIMING OF
                                        AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                             HELPING YOU MANAGE YOUR MONEY.

                                                           "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies with the prospect of rapidly growing earnings. To a great extent, these investments will tend to be in companies with small market capitalizations.

--------------------------------------------------------------------------------
                                        1/31/04                     7/31/03
--------------------------------------------------------------------------------
Net Assets                           $76.3 Million               $46.0 Million
Net Asset Value Per Share                $6.71                       $5.42

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------

   7/31/03 TO 1/31/04*            1 YEAR             SINCE INCEPTION 10/27/00
         23.62%                   63.41%                     -11.54%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                                       USAA
                 RUSSELL 2000       LIPPER SMALL-CAP         LIPPER SMALL-CAP     CAPITAL GROWTH
                 GROWTH INDEX      GROWTH FUNDS INDEX      GROWTH FUNDS AVERAGE        FUND
                 ------------      ------------------      --------------------   --------------
10/27/2000          $10000               $10000                  $10000               $10000
10/31/2000           10399                 9879                    9895                10000
11/30/2000            8511                 8197                    8210                 7850
12/31/2000            9032                 8922                    8901                 8360
 1/31/2001            9763                 9193                    9166                 8470
 2/28/2001            8424                 8017                    7945                 6710
 3/31/2001            7659                 7238                    7189                 5860
 4/30/2001            8596                 8019                    8070                 6600
 5/31/2001            8795                 8237                    8251                 6680
 6/30/2001            9035                 8444                    8487                 6740
 7/31/2001            8264                 7974                    7995                 6300
 8/31/2001            7748                 7502                    7522                 5860
 9/30/2001            6498                 6331                    6392                 4860
10/31/2001            7123                 6795                    6904                 5120
11/30/2001            7718                 7321                    7433                 5570
12/31/2001            8198                 7765                    7884                 5750
 1/31/2002            7907                 7530                    7646                 5480
 2/28/2002            7395                 7074                    7159                 5210
 3/31/2002            8038                 7653                    7705                 5480
 4/30/2002            7864                 7451                    7502                 5400
 5/31/2002            7404                 7152                    7137                 5140
 6/30/2002            6776                 6620                    6632                 4740
 7/31/2002            5735                 5681                    5705                 4260
 8/31/2002            5732                 5673                    5707                 4350
 9/30/2002            5318                 5329                    5338                 4090
10/31/2002            5587                 5557                    5554                 4250
11/30/2002            6141                 6022                    5969                 4420
12/31/2002            5717                 5620                    5581                 4160
 1/31/2003            5562                 5471                    5440                 4100
 2/28/2003            5414                 5301                    5282                 4050
 3/31/2003            5496                 5410                    5371                 4180
 4/30/2003            6016                 5857                    5815                 4530
 5/31/2003            6694                 6454                    6374                 4970
 6/30/2003            6823                 6673                    6558                 5050
 7/31/2003            7338                 7063                    6958                 5420
 8/31/2003            7733                 7438                    7345                 5730
 9/30/2003            7537                 7255                    7164                 5660
10/31/2003            8188                 7914                    7816                 6230
11/30/2003            8455                 8124                    8067                 6500
12/31/2003            8493                 8136                    8064                 6460
 1/31/2004            8939                 8516                    8404                 6700

                                   [END CHART]

          DATA SINCE INCEPTION ON 10/27/00 THROUGH 1/31/04.

NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

                 o The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

                 o The Lipper Small-Cap Growth Funds Average, an average
                   performance level of all small-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

WILLIAM L. ELCOCK
   Batterymarch Financial Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six-month period ended January 31, 2004, the USAA Capital Growth Fund had a total return of 23.62%. This compares to 20.57% for the Lipper Small-Cap Growth Funds Index and 21.81% for the Russell 2000 Growth Index.

                 The Fund is listed as a Lipper Leader for expense among 398 funds within the Lipper Small-Cap Growth Funds category for the three-year period ending January 31, 2004. The Fund was rated among 261 and 70 funds in the Small-Cap Growth Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. Ratings are based on an equal-weighted average of percentile ranks for the expense metrics over three-, five-, and 10-year periods (if applicable).

                                     [LOGO OF LIPPER LEADER]
                                             EXPENSE

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2004. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE MAJOR DRIVERS OF THE FUND'S PERFORMANCE?

                 The Fund continued to participate in the strong equity market as better business fundamentals and continued low interest rates helped boost demand for stocks. Our strategy was to invest in small-cap growth stocks with attractive fundamentals in terms of cash flow, earnings growth, expectations, and value. Stock selection was a major factor in the strong performance, particularly in the services and distribution sector, but also in diversified financials, consumer services, and telecommunications. Significant contributors to performance included Aspect Communications Corp., a developer of help desk systems, and NII Holdings, Inc., a provider of wireless services to Latin America.

HOW WAS THE FUND ALLOCATED AMONG INDUSTRY SECTORS?

                 The Fund decreased its allocation to the software and services sector by reducing exposure to Internet services and software companies. While the overall health care allocation remained essentially unchanged, we decreased exposure to biotechnology stocks in favor of health care specialty companies. Exposure to technology hardware and retailers was increased, while the allocation to banks was reduced. Our underweight position in banks contributed positively to performance, as did a very slight overweight in health care services stocks.

                 Sector allocation, most notably an overweight position in technology stocks, detracted from performance during the period. Companies such as White Electronic Designs Corp., a semiconductor manufacturer whose share price dropped as sales declined, and Emerson Radio Corp., a consumer electronics firm that reported disappointing earnings, also dampened returns. We sold both of these stocks during the reporting period.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK?

                 Despite some negative indicators such as high valuations and declining money supply, we remain optimistic about the equity markets. Employment is rising; earnings are higher; fund flows are strong; and no significant changes in monetary policy are expected. Although stocks have performed well over the past year, prices remain well below the peaks set in 2000. Small-cap stocks are still attractively valued relative to larger issues, but the valuation gap has narrowed because of the extended period of small-cap market leadership.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf. We look forward to continuing to earn your trust.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Cooper Companies, Inc.                            1.8%

Select Medical Corp.                              1.8%

Plantronics, Inc.                                 1.7%

Aspect Communications Corp.                       1.6%

Respironics, Inc.                                 1.6%

NII Holdings, Inc.                                1.5%

Patina Oil & Gas Corp.                            1.5%

Avid Technology, Inc.                             1.4%

Benchmark Electronics, Inc.                       1.3%

Gen-Probe, Inc.                                   1.3%
------------------------------------------------------

------------------------------------------------------
                  TOP 10 INDUSTRIES*
                   (% of Net Assets)
------------------------------------------------------

Communications Equipment                          6.2%

Health Care Supplies                              5.4%

Health Care Equipment                             4.6%

Computer Storage & Peripherals                    4.0%

Regional Banks                                    4.0%

Apparel Retail                                    3.8%

Diversified Commercial Services                   3.6%

Specialty Stores                                  3.6%

Biotechnology                                     3.5%

Electronic Manufacturing Services                 3.2%
------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             COMMON STOCKS (97.8%)

             AEROSPACE & DEFENSE (0.9%)
    14,550   Engineered Support Systems, Inc.                                    $   726
                                                                                 -------
             AIR FREIGHT & LOGISTICS (0.6%)
    25,900   Pacer International, Inc.*                                              479
                                                                                 -------
             AIRLINES (0.4%)
    21,300   ExpressJet Holdings, Inc.*                                              302
                                                                                 -------
             ALTERNATIVE CARRIERS (0.8%)
    62,800   PTEK Holdings, Inc.*(a)                                                 609
                                                                                 -------
             APPAREL, ACCESSORIES, & LUXURY GOODS (1.2%)
    18,200   Carter's, Inc.*                                                         510
    58,200   DHB Industries, Inc.*(a)                                                384
                                                                                 -------
                                                                                     894
                                                                                 -------
             APPAREL RETAIL (3.8%)
    24,610   Aeropostale, Inc.*                                                      735
    23,500   Hot Topic, Inc.*                                                        716
    24,500   Men's Wearhouse, Inc.*                                                  570
    39,215   Pacific Sunwear of California, Inc.*                                    899
                                                                                 -------
                                                                                   2,920
                                                                                 -------
             APPLICATION SOFTWARE (1.9%)
     7,300   Ansys, Inc.*                                                            277
    30,700   Captiva Software Corp.*                                                 369
    50,200   Epicor Software Corp.*                                                  796
                                                                                 -------
                                                                                   1,442
                                                                                 -------
             BIOTECHNOLOGY (3.5%)
    28,400   Angiotech Pharmaceuticals, Inc. (Canada)*                               745
    27,300   Gen-Probe, Inc.*                                                      1,030
    31,800   Harvard Bioscience, Inc.*                                               286
     5,400   Martek Biosciences Corp.*                                               350
    11,700   Telik, Inc.*                                                            281
                                                                                 -------
                                                                                   2,692
                                                                                 -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             BUILDING PRODUCTS (0.6%)
     8,700   Simpson Manufacturing, Inc.*                                        $   430
                                                                                 -------
             CASINOS & GAMING (2.4%)
    15,300   Multimedia Games, Inc.*                                                 654
    11,000   Penn National Gaming, Inc.*                                             273
    58,900   Scientific Games Corp. "A"*                                             883
                                                                                 -------
                                                                                   1,810
                                                                                 -------
             COMMUNICATIONS EQUIPMENT (6.2%)
    71,200   Aspect Communications Corp.*                                          1,242
    17,400   Comtech Telecommunications Corp.*                                       557
    29,400   Netopia, Inc.*                                                          405
    32,400   Plantronics, Inc.*                                                    1,298
    23,200   Polycom, Inc.*                                                          549
    26,600   SeaChange International, Inc.*                                          537
    14,900   Sonus Networks, Inc.*                                                   126
                                                                                 -------
                                                                                   4,714
                                                                                 -------
             COMPUTER STORAGE & PERIPHERALS (4.0%)
    41,700   Advanced Digital Information Corp.*                                     744
    11,300   Applied Films Corp.*                                                    384
    23,200   Avid Technology, Inc.*                                                1,098
    30,400   Electronics for Imaging, Inc.*                                          814
                                                                                 -------
                                                                                   3,040
                                                                                 -------
             CONSTRUCTION & ENGINEERING (0.5%)
    13,800   Dycom Industries, Inc.*                                                 357
                                                                                 -------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    13,800   Joy Global, Inc.                                                        363
     6,410   Toro Co.                                                                305
                                                                                 -------
                                                                                     668
                                                                                 -------
             CONSTRUCTION MATERIALS (1.1%)
     3,100   Centex Construction Products, Inc.                                      172
    16,900   Florida Rock Industries, Inc.                                           699
                                                                                 -------
                                                                                     871
                                                                                 -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             CONSUMER FINANCE (1.2%)
    22,500   CompuCredit Corp.*                                                  $   519
    14,400   First Cash Financial Services, Inc.*                                    419
                                                                                 -------
                                                                                     938
                                                                                 -------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    10,300   StarTek, Inc.                                                           411
                                                                                 -------
             DEPARTMENT STORES (0.6%)
     8,100   Neiman Marcus Group, Inc. "A"                                           447
                                                                                 -------
             DIVERSIFIED COMMERCIAL SERVICES (3.6%)
     8,100   ITT Educational Services, Inc.*                                         449
     7,700   Memberworks, Inc.*(a)                                                   283
    23,500   Rollins, Inc.                                                           595
    29,200   Tetra Tech, Inc.*                                                       639
     9,980   University of Phoenix Online*                                           780
                                                                                 -------
                                                                                   2,746
                                                                                 -------
             DIVERSIFIED METALS & MINING (0.6%)
     9,800   Southern Peru Copper Corp.                                              430
                                                                                 -------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     8,110   Genlyte Group, Inc.*                                                    446
                                                                                 -------
             ELECTRONIC EQUIPMENT MANUFACTURERS (1.6%)
     5,500   Amphenol Corp. "A"*                                                     363
    15,900   Daktronics, Inc.*                                                       363
    15,800   Rofin-Sinar Technologies, Inc.*                                         526
                                                                                 -------
                                                                                   1,252
                                                                                 -------
             ELECTRONIC MANUFACTURING SERVICES (3.2%)
    29,000   Benchmark Electronics, Inc.*                                         1,020
    23,800   Trimble Navigation Ltd.*                                               884
    29,200   TTM Technologies, Inc.*                                                511
                                                                                -------
                                                                                  2,415
                                                                                -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             EMPLOYMENT SERVICES (1.5%)
    47,300   Administaff, Inc.*                                                  $   798
    14,400   Gevity HR, Inc.                                                         325
                                                                                 -------
                                                                                   1,123
                                                                                 -------
             FOOD DISTRIBUTORS (0.7%)
    12,500   United Natural Foods, Inc.*                                             498
                                                                                 -------
             FOOTWEAR (2.3%)
    24,300   K-Swiss, Inc. "A"                                                       646
    13,800   Timberland Co. "A"*                                                     688
    19,200   Wolverine World Wide, Inc.                                              400
                                                                                 -------
                                                                                   1,734
                                                                                 -------
             GAS UTILITIES (0.7%)
    16,610   UGI Corp.                                                               536
                                                                                 -------
             GENERAL MERCHANDISE STORES (0.3%)
     7,300   Tuesday Morning Corp.*                                                  231
                                                                                 -------
             HEALTH CARE DISTRIBUTORS (0.3%)
     8,800   Owens & Minor, Inc.                                                     202
                                                                                 -------
             HEALTH CARE EQUIPMENT (4.6%)
    36,000   ALARIS Medical Systems, Inc.*                                           720
    29,900   CYTYC Corp.*                                                            484
    12,900   Mine Safety Appliances Co.                                              368
    32,800   Quidel Corp.*                                                           403
    25,100   Respironics, Inc.*                                                    1,236
    14,900   VISX, Inc.*                                                             298
                                                                                 -------
                                                                                   3,509
                                                                                 -------
             HEALTH CARE FACILITIES (3.0%)
    17,500   LCA-Vision, Inc.*                                                       427
    79,900   Select Medical Corp.                                                  1,382
    17,300   VCA Antech, Inc.*                                                       493
                                                                                 -------
                                                                                   2,302
                                                                                 -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (1.6%)
    12,800   Apria Healthcare Group, Inc.*                                       $   390
    14,100   Pediatrix Medical Group, Inc.*                                          829
                                                                                 -------
                                                                                   1,219
                                                                                 -------
             HEALTH CARE SUPPLIES (5.4%)
    27,700   Cooper Companies, Inc.                                                1,341
    21,400   Dade Behring Holdings, Inc.*                                            829
    16,600   DJ Orthopedics, Inc.*                                                   362
    25,600   Merit Medical Systems, Inc.*                                            563
    15,600   Ocular Sciences, Inc.*                                                  477
    20,300   Sybron Dental Specialties, Inc.*                                        570
                                                                                 -------
                                                                                   4,142
                                                                                 -------
             HOUSEHOLD PRODUCTS (1.0%)
    31,800   Rayovac Corp.*                                                          763
                                                                                 -------
             INDUSTRIAL MACHINERY (1.5%)
    13,100   Albany International Corp. "A"                                          423
     7,000   Middleby Corp.                                                          288
    12,100   Nordson Corp.                                                           438
                                                                                 -------
                                                                                   1,149
                                                                                 -------
             INTERNET SOFTWARE & SERVICES (2.5%)
    34,900   Corillian Corp.*                                                        264
    39,600   Digitas, Inc.*                                                          447
    74,200   Earthlink, Inc.*                                                        698
    26,250   United Online, Inc.*                                                    489
                                                                                 -------
                                                                                   1,898
                                                                                 -------
             LEISURE PRODUCTS (1.6%)
    14,900   Marvel Enterprises, Inc.*                                               480
    24,165   SCP Pool Corp.*                                                         775
                                                                                 -------
                                                                                   1,255
                                                                                 -------
             LIFE & HEALTH INSURANCE (0.5%)
    36,550   Universal American Financial Corp.*                                     380
                                                                                 -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.6%)
    15,100   America Service Group, Inc.*                                        $   423
                                                                                 -------
             MOVIES & ENTERTAINMENT (0.7%)
    18,600   4 Kids Entertainment, Inc.*                                             531
                                                                                 -------
             MULTI-LINE INSURANCE (0.5%)
    11,900   HCC Insurance Holdings, Inc.                                            367
                                                                                 -------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    22,600   Matrix Service Co.*                                                     276
                                                                                 -------
             OIL & GAS EXPLORATION & PRODUCTION (2.2%)
     6,900   Newfield Exploration Co.*                                               326
    25,300   Patina Oil & Gas Corp.                                                1,109
     9,400   St. Mary Land & Exploration Co.                                         270
                                                                                 -------
                                                                                   1,705
                                                                                 -------
             OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.2%)
    88,700   OMI Corp.*                                                              881
                                                                                 -------
             PHARMACEUTICALS (2.0%)
    13,000   Bradley Pharmaceuticals, Inc.*(a)                                       283
    16,700   Kos Pharmaceuticals, Inc.*(a)                                           852
     6,500   Pharmaceutical Resources, Inc.*                                         403
                                                                                 -------
                                                                                   1,538
                                                                                 -------
             REGIONAL BANKS (4.0%)
    19,500   Bank of the Ozarks, Inc.                                                441
    10,500   Cullen/Frost Bankers, Inc.                                              424
    17,510   East West Bancorp, Inc.                                                 916
     5,850   First Financial Bankshares, Inc.                                        235
    10,800   Mercantile Bank Corp.                                                   383
    18,800   Pacific Capital Bancorp                                                 685
                                                                                 -------
                                                                                   3,084
                                                                                 -------
             RESTAURANTS (2.9%)
    14,900   CBRL Group, Inc.                                                        559
    17,100   CEC Entertainment, Inc.*                                                815

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
    17,400   Rare Hospitality International, Inc.*                               $   450
    12,600   Sonic Corp.*                                                            414
                                                                                 -------
                                                                                   2,238
                                                                                 -------
             SEMICONDUCTOR EQUIPMENT (2.4%)
    19,200   ADE Corp.*                                                              374
    64,900   ASE Test Ltd. (Singapore)*                                              874
    41,500   Kulicke & Soffa Industries, Inc.*                                       607
                                                                                 -------
                                                                                   1,855
                                                                                 -------
             SEMICONDUCTORS (2.3%)
     6,900   AMIS Holdings, Inc.*                                                    134
   131,900   Conexant Systems, Inc.*(a)                                              880
     9,300   Diodes, Inc.*                                                           203
    39,610   Globespan Virata, Inc.*                                                 315
    19,200   IXYS Corp.*                                                             187
                                                                                 -------
                                                                                   1,719
                                                                                 -------
             SPECIALTY STORES (3.6%)
    10,100   Big 5 Sporting Goods Corp.*                                             248
    12,700   Guitar Center, Inc.*                                                    436
     9,200   Hibbett Sporting Goods, Inc.*                                           286
    17,510   Regis Corp.                                                             757
    43,500   Select Comfort Corp.*                                                 1,013
                                                                                 -------
                                                                                   2,740
                                                                                 -------
             SYSTEMS SOFTWARE (0.8%)
    26,200   Macrovision Corp.*                                                      634
                                                                                 -------
             TECHNOLOGY DISTRIBUTORS (1.0%)
    23,900   Global Imaging Systems, Inc.*                                           757
                                                                                 -------
             THRIFTS & MORTGAGE FINANCE (1.3%)
     7,800   R&G Financial Corp. "B"                                                 228
    40,811   W Holding Co., Inc.                                                     802
                                                                                 -------
                                                                                   1,030
                                                                                 -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                  MARKET
    NUMBER                                                                         VALUE
 OF SHARES   SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
    16,300   MSC Industrial Direct Co., Inc. "A"                                 $   460
                                                                                 -------
             TRUCKING (0.9%)
    19,320   Landstar System, Inc.*                                                  700
                                                                                 -------
             WIRELESS TELECOMMUNICATION SERVICES (2.2%)
    11,800   NII Holdings, Inc.*                                                   1,124
    45,000   Telesystem International Wireless, Inc. (Canada)*                       580
                                                                                 -------
                                                                                   1,704
                                                                                 -------
             Total common stocks (cost: $61,575)                                  74,622
                                                                                 -------
             MONEY MARKET INSTRUMENTS (5.9%)

             MONEY MARKET FUNDS (5.3%)
   795,828   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.99%(b,c)       796
 1,082,927   Merrill Lynch Premier Institutional Fund, 1.03%(b,c)                  1,083
 2,203,995   SSgA Prime Money Market Fund, 0.91%(b)                                2,204
                                                                                 -------
                                                                                   4,083
                                                                                 -------

 PRINCIPAL
    AMOUNT
     (000)
 ---------
             REPURCHASE AGREEMENT (0.6%)
      $450   Morgan Stanley & Co., Inc., 1.01%, acquired on 1/30/2004 and due 2/02/2004, at $450 (collaterized by $3,450 of Freddie
              Mac Discount Notes, 7.00%(e), due 2/04/2033; market value
              of $460)(c,d)                                                          450
                                                                                 -------
             Total money market instruments (cost: $4,533)                         4,533
                                                                                 -------

             TOTAL INVESTMENTS (COST: $66,108)                                   $79,155
                                                                                 =======

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

              Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) The security or a portion thereof was out on loan as of
                  January 31, 2004.

              (b) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

              (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

              (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

              (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

                * Non-income-producing security for the 12 months preceding
                  January 31, 2004.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including
     securities on loan of $2,233) (identified cost of $66,108)             $ 79,155
   Cash                                                                           68
   Receivables:
       Capital shares sold                                                       320
       USAA Investment Management Company                                         92
       Dividends and interest                                                     15
       Securities sold                                                           470
       Other                                                                       1
                                                                            --------
           Total assets                                                       80,121
                                                                            --------
LIABILITIES

   Payables:
       Upon return of securities loaned                                        2,329
       Securities purchased                                                    1,289
       Capital shares redeemed                                                   102
   Accrued management fees                                                        55
   Accrued transfer agent's fees                                                   2
   Other accrued expenses and payables                                            16
                                                                            --------
           Total liabilities                                                   3,793
                                                                            --------
               Net assets applicable to capital shares outstanding          $ 76,328
                                                                            ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                          $ 75,244
   Accumulated undistributed net investment loss                                (154)
   Accumulated net realized loss on investments                              (11,809)
   Net unrealized appreciation of investments                                 13,047
                                                                            --------
               Net assets applicable to capital shares outstanding          $ 76,328
                                                                            ========
   Capital shares outstanding                                                 11,383
                                                                            ========
   Authorized shares of $.01 par value                                       100,000
                                                                            ========
   Net asset value, redemption price, and offering price per share          $   6.71
                                                                            ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME

    Dividends                                                         $   109
    Interest                                                                6
    Securities lending                                                      3
                                                                      -------
        Total income                                                      118
                                                                      -------

EXPENSES

    Management fees                                                       258
    Administrative and servicing fees                                      45
    Transfer agent's fees                                                 145
    Custodian's fees                                                       25
    Postage                                                                10
    Shareholder reporting fees                                              9
    Directors' fees                                                         2
    Registration fees                                                      24
    Professional fees                                                      15
    Other                                                                   3
                                                                      -------
       Total expenses                                                     536
    Expenses reimbursed                                                  (238)
    Expenses paid indirectly                                              (26)
                                                                      -------
        Net expenses                                                      272
                                                                      -------
NET INVESTMENT LOSS                                                      (154)
                                                                      -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Net realized gain on investments                                    6,948
    Change in net unrealized appreciation/depreciation                  5,156
                                                                      -------
        Net realized and unrealized gain                               12,104
                                                                      -------
Increase in net assets resulting from operations                      $11,950
                                                                      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                 1/31/2004       7/31/2003
                                                                 -------------------------
FROM OPERATIONS
   Net investment loss                                             $  (154)        $   (91)
   Net realized gain (loss) on investments                           6,948            (145)
   Change in net unrealized appreciation/depreciation
     of investments                                                  5,156           9,286
                                                                   -----------------------
     Increase in net assets resulting
       from operations                                              11,950           9,050
                                                                   -----------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        27,292          15,594
   Cost of shares redeemed                                          (8,909)         (6,950)
                                                                   -----------------------
     Increase in net assets from capital
       share transactions                                           18,383           8,644
                                                                   -----------------------
Net increase in net assets                                          30,333          17,694

NET ASSETS
   Beginning of period                                              45,995          28,301
                                                                   -----------------------
   End of period                                                   $76,328         $45,995
                                                                   =======================
Accumulated undistributed net investment loss:
   End of period                                                   $  (154)        $     -
                                                                   =======================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       4,351           3,404
   Shares redeemed                                                  (1,461)         (1,562)
                                                                   -----------------------
     Increase in shares outstanding                                  2,890           1,842
                                                                   =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                    primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $26,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

         its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $18,756,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $59,882,000 and $42,341,000, respectively.

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $13,607,000 and $560,000, respectively, resulting in net unrealized appreciation of $13,047,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2004, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

         are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $2,233,000 and received cash collateral of $2,329,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $258,000, which included a performance adjustment of $4,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $45,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2004, the Fund incurred reimbursable expenses of $238,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $145,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED                                         PERIOD ENDED
                                          JANUARY 31,              YEAR ENDED JULY 31,          JULY 31,
                                         -----------------------------------------------------------------
                                            2004                 2003               2002             2001*
                                         -----------------------------------------------------------------
Net asset value at beginning of period   $  5.42              $  4.26            $  6.30           $ 10.00
                                         -----------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                      (.02)(a)             (.01)(a)           (.04)(a)          (.04)(a)
   Net realized and unrealized
      gain (loss)                           1.31(a)              1.17(a)           (2.00)(a)         (3.66)(a)
                                         -----------------------------------------------------------------
Total from investment operations            1.29(a)              1.16(a)           (2.04)(a)         (3.70)(a)
                                         -----------------------------------------------------------------
Net asset value at end of period         $  6.71              $  5.42            $  4.26           $  6.30
                                         =================================================================
Total return (%)**                         23.80                27.23             (32.54)           (37.00)
Net assets at end of period (000)        $76,328              $45,995            $28,301           $26,544
Ratio of expenses to
   average net assets (%)***                1.00(b,c,d)          1.00(c,d)          1.00(c,d)         1.85(b,c,d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***                    1.79(b,c)            2.41(c)            2.54(c)           2.43(b,c)
Ratio of net investment loss to
   average net assets (%)***                (.51)(b)             (.28)              (.69)             (.84)(b)
Portfolio turnover (%)                     72.62               151.07             188.09              8.49

  * Fund commenced operations on October 27, 2000.
 ** Calculated using net assets adjusted for last day transactions and could differ from the Lipper reported return.
*** For the six-month period ended January 31, 2004, average net assets were $59,601,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2004, average shares were 9,702,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                            (.09)%               (.07)%                -                 -
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the
    Fund's average net assets. Prior to this date, the voluntary expense limit was 1.85%.

34

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

36

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                 USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

36843-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.